REVENUES (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [abstract]
Disclosure of revenues
Substantially all of these revenues are recognized over time as services are rendered. The following table disaggregates revenues by service line:

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Gas Transmission	$942	$1,141	$1,112
Distribution	346	307	286
Connections	118	152	139
Other	24	19	24
Total	$1,430	$1,619	$1,561
The following table disaggregates revenues by geographical region.

	For the year ended December 31,
US$ MILLIONS	2020	2019	2018
Brazil	$942	$1,141	$1,112
United Kingdom	488	478	449
	$1,430	$1,619	$1,561

	As of
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Brazil	$3,494	$4,606
United Kingdom	5,264	4,653
	$8,758	$9,259